Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 28, 2015
Prospectus Date	Feb. 28, 2015
Credit Suisse Global Sustainable Dividend Equity Fund | Class A
Risk/Return:
Trading Symbol	CGDAX
Credit Suisse Global Sustainable Dividend Equity Fund | Class C
Risk/Return:
Trading Symbol	CGDCX
Credit Suisse Global Sustainable Dividend Equity Fund | Class I
Risk/Return:
Trading Symbol	CGDIX